PGIM US Large-Cap Buffer 20 ETF - March
Schedule of Investments  (unaudited)
as of July 31, 2024
Description	Shares	Value
Short-Term Investments 104.2%
Affiliated Mutual Fund 1.1%
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $60,076)(wb)	60,076	$60,076
Options Purchased*~ 103.1%
(cost $5,403,605)		5,692,690

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.2% (cost $5,463,681)		5,752,766
Options Written*~ (4.2)%
(premiums received $182,313)		(228,880)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $5,281,368)		5,523,886
Liabilities in excess of other assets(z) (0.0)%		(850)

Net Assets 100.0%		$5,523,036

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/28/25	$5.08		103		10	$5,597,106
SPDR S&P 500 ETF Trust	Put	02/28/25	$508.08		103		10	95,584
Total Options Purchased (cost $5,403,605)								$5,692,690

PGIM US Large-Cap Buffer 20 ETF - March
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/28/25	$572.35		103		10	$(205,138)
SPDR S&P 500 ETF Trust	Put	02/28/25	$406.46		103		10	(23,742)
Total Options Written (premiums received $182,313)							$(228,880)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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